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                                              April 1, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

    Re:   Strategic Partners Asset Allocation Funds

    File No's:  Investment Co. Act:    811-08915
                Securities Act:        333-60561

    Gentlemen:

          Pursuant to the requirements of Rule 30b2-1 under the Investment Company Act of 1940 and Rule 14a-3(c) under the
     Securities Exchange Act of 1934, we hereby submit for filing the semi-annual report for the above-referenced Fund.

    Very truly yours,

    /s/ Grace Torres
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    Grace Torres
    Treasurer